TranS1 Inc.
411 Landmark Drive
Wilmington, North Carolina 28412-6303
October 9, 2007
VIA FACSIMILE (202-772-9218) AND EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: Geoffrey Kruczek, Esq.

Re:	TranS1 Inc. File No. 333-144802 Responses to United States Securities and Exchange Commission Staff (“Staff”) comments made by Letter dated October 5, 2007
Dear Mr. Kruczek:
     Set forth below are the responses of TranS1 Inc. (the “Company”) to Staff comments made by letter dated October 5, 2007 (the “Comment Letter”), in connection with the Company’s Registration Statement on Form S-1 (File No. 333-144802), originally filed on July 24, 2007, and as amended by Amendment No. 1, filed on September 4, 2007, Amendment No. 2, filed on September 28, 2007, and as further amended by Amendment No. 3, filed concurrently herewith on October 9, 2007 (as amended, the “Registration Statement”). The Company’s responses are preceded by a reproduction of the corresponding Staff comments as set forth in the Comment Letter, and each response contains a reference to the page number(s), as applicable, where the responsive information may be found in the Registration Statement, a copy of which is enclosed for your convenience.
AxiaLIF Clinical Data Summary, page 54
1.	We note your new disclosures on pages 55 and 56 that “one of the surgeons participating in [each of the two retrospective studies] holds options to purchase shares of your common stock.” Please explain when these options were granted, the timing and purpose of the grant and whether the grant relates in any material respect to the surgeons’ role in these studies. Also identify the specific role of the surgeon, such as lead investigator, in these studies.

Company Response: We have granted stock options to the lead investigators in each of the three clinical studies referred to in the Registration Statement. In November 2006, after the surgeries for both of the studies were completed, we granted stock options to each of Dr. Christopher Ames, M.D., the lead investigator in the retrospective, multi-center study, Dr. W. Daniel Bradley, M.D., the lead investigator in the retrospective, single-center study, and Dr. William Tobler, the lead investigator of our sponsored study. In addition, we granted additional stock options to Dr. Tobler in January 2007 and to Dr. Bradley in May 2007. Each of these physicians provided evidence through their studies that they were highly skilled using our approach, implants and instruments and would be valuable for training other surgeons in using our approach and products. After completion of the studies, we entered into a consulting agreement with each of the lead investigators for the studies, pursuant to which they were granted options to purchase our common stock. These option grants did not in any material respect relate to the surgeons’ role in these studies.

We have revised our disclosure accordingly. See pages 55-56.
Short-Term Incentive Program, page 72
2.	Please explain why no weight has been assigned to your 2007 corporate objectives, when it appears that you have assigned weights to past corporate objectives and current personal objectives.

Company Response: We have revised our disclosure to explain why no weights have yet been assigned to our 2007 corporate objectives. Please see page 73.

3.	We note your revised disclosure in response to prior comment 6. Please expand to disclose with specificity all targets, milestones and objectives related to each 2006 and 2007 personal and corporate objective. Please provide such disclosure or, alternatively, tell us why you believe that the disclosure of such information would result in competitive harm such that the information could be excluded under instruction 4 to Item 402(b). We may have further comments after we receive your response.

Company Response: We have disclosed with specificity our 2006 targets, milestones and objectives in the prospectus, but we respectfully submit that the specific financial performance targets for 2007 represent confidential financial information, the disclosure of which would cause us competitive harm. We transact business in the highly competitive medical device industry and spinal surgery market, and being required to disclose our financial performance targets on a forward-looking basis would cause substantial economic harm to our competitive position and falls within the type of information protected and not required to be disclosed under National Parks and Conservation Association v. Morton, 498 F.2d 765 (D.C. Cir. 1974) and Burke Energy Corporation v. Department of Energy, 583 F.Supp. 507 (1984).

The disclosure of these targets for 2007 would decrease our competitiveness in the spine surgery market by providing competitors with valuable insight into our profitability goals and pricing structure, thereby enabling competitors to under-price us in competitive bidding situations or misrepresent or distort the information to place us in a negative light. The market for lumbar spine procedures is subject to intense competition and technological change, and we must often compete directly with other companies to attract and to maintain customers. Providing our revenue and other financial targets on a forward-looking basis in addition to all of the information that is already publicly available would allow our competitors to ascertain our profitability goals and provide them with competitively useful insights into the pricing structure that we utilize or are likely to utilize. As such, our competitors could adjust the price of their products, which could cause us to adjust the prices of our products or risk losing customers. Furthermore, competitors could use the information to place us in a negative light to our customers and potential customers. For example, our competitors may distort or misrepresent the information to make it appear that our pricing was unfair or imply that we were misrepresenting our pricing basis and structure.

Similarly, disclosing such financial performance targets could reduce our bargaining position in negotiating pricing terms with customers and potential customers. Disclosing our financial performance targets may cause customers to believe that our pricing structure is overly favorable for us and lead to discontent among our customers, or could enable customers to ascertain our profitability goals and utilize such information to negotiate pricing terms. Customers can generally stop doing business with us for any reason at any time without notice or penalty. As such, customer discontent arising from any perceived unfavorable pricing could have a material adverse effect on our business and results of operations.

In addition, disclosing such information could have detrimental effects on our negotiations with our vendors and suppliers by allowing them to assess our profitability goals and potential profit margins when pricing services and goods. Disclosing our revenue targets could enable our vendors and suppliers to use such information to negotiate higher fees for their services and products. Similarly, such disclosure could inhibit our ability to negotiate price concessions from our vendors.

The disclosure of our financial performance targets may also lead investors and others to make various assumptions about our business that may not be accurate. As a public company, we will periodically provide certain information and may, in certain circumstances, provide guidance regarding our results of operations. Our internal financial performance targets for bonus purposes may or may not be in accordance with our actual or expected performance and resulting guidance. As such, the disclosure of such targets for bonus purposes could lead investors and analysts to make assumptions about us and our business that are not accurate and lead to confusion regarding the actual results. Moreover, if these targets are in the public domain and we fail to achieve them, it is more likely that our stock price will be more volatile and this could, in turn, adversely affect our ability to compete for executive talent and could subject us to expensive litigation or disputes.

Providing competitors with this level of detail regarding our compensation strategies could also enable them to offer aggressive compensation packages to lure away key members of our management team and may adversely impact our ability to acquire new talent. Furthermore, competitors may be able to focus such efforts even prior to when bonuses would be payable by monitoring our actual results as compared to the disclosed targets for payment of bonuses to our executives. Accordingly, our competitive position would be substantially harmed by the disclosure of such targets.

In lieu of disclosing the actual 2007 financial performance targets, we have disclosed the relative difficulty for our executives and the company to achieve those targets in accordance with Instruction 4 to Item 402(b) of Regulation S-K. Please see page 73.

4.	As a related matter, we note your disclosure on page 73 that your compensation committee believes achievement of the 2007 corporate objectives will be challenging. In the event that it is appropriate to omit the specific target levels with respect to corporate and personal objectives, please expand to describe how difficult it will be for each executive to achieve the individual target levels referenced in your disclosure.

Company Response: We have revised our disclosure to indicate that in establishing the corporate and personal objectives, our compensation committee believed that they would be challenging for our executive officers to achieve. Please see page 73.

5.	We note your disclosure on page 73 that Mr. Randall will not be eligible to receive a bonus for fiscal year 2007 if the corporate objective relating to revenue is not achieved. Please expand to discuss whether achievement of this objective automatically entitles Mr. Randall to the entire target bonus disclosed on page 74. If so, describe your reasons for tying Mr. Randall’s bonus solely to the revenue target. If not, describe how the other corporate objectives referenced on page 73 relate to the amount of Mr. Randall’s bonus. For example, will these other objectives be considered only if the revenue target is achieved and, if so, to what extent?

Company Response: We have expanded our disclosure to indicate that achievement of the revenue target does not automatically entitle Mr. Randall to his target bonus. We have also disclosed how the achievement of the other corporate objectives referenced on page 73 relate to the amount of Mr. Randall’s bonus. Please see page 73.

Report of Independent Registered Accounting Firm, page F-2
6.	Upon consummation of the reverse stock-split transaction and prior to the planned effectiveness of this public offering, please have your auditor revise its report to remove the explanatory paragraph at the top of the page and to reflect the appropriate report date as appropriate. In this regard, please also file an updated consent with the pre-effective amendment.

Company Response: A 0.9-for-1 reverse stock split of our common stock and preferred stock was completed on October 5, 2007. Accordingly, our auditor has revised its report to remove the explanatory paragraph at the top of page F-2, with an updated report date. We have also filed an updated consent. Please see Exhibit 23.2.

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